Cover	Sep. 07, 2023	Sep. 07, 2023
Cover [Abstract]
Entity Central Index Key	0001597313
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 06, 2023
Entity Registrant Name	ViewRay, Inc.
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37725
Entity Tax Identification Number	42-1777485
Entity Addresses [Line Items]
Entity Address, Address Line One	2 Thermo Fisher Way
Entity Address, City or Town	Oakwood Village
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44146
Local Phone Number	703-3210
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VRAYQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
City Area Code	440
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One		1099 18th Street
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80202
Entity Address, Address Line Two		Suite 3000